Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Issuance of Convertible Preferred Stock

Preferred Stock consisted of the following as of December 31, 2011:

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	LIQUIDATION PREFERENCE	CARRYING VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A convertible preferred stock	10,000,000	9,999,999	$10,809	$9,951	6,016,849
Series A-1 convertible preferred stock	2,750,000	2,750,000	5,500	4,662	1,654,632
Series B convertible preferred stock	5,166,667	2,570,833	7,814	7,542	1,546,815

	17,916,667	15,320,832	$24,123	$22,155	9,218,296

Preferred Stock consisted of the following as of December 31, 2012:

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	LIQUIDATION PREFERENCE	CARRYING VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A convertible preferred stock	10,000,000	9,999,999	$11,674	$9,957	6,016,849
Series A-1 convertible preferred stock	2,750,000	2,750,000	5,500	4,662	1,654,632
Series B convertible preferred stock	5,166,667	5,141,667	16,691	15,241	3,093,655
Series C convertible preferred stock	3,000,000	2,349,541	9,404	9,343	1,413,671

	20,916,667	20,241,207	$43,269	$39,203	12,178,807